CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Convertible Series A [Member] Preferred Stock [Member]	Convertible Series B [Member] Preferred Stock [Member]	Convertible Series C [Member] Preferred Stock [Member]	Convertible Series D [Member] Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Stock Warrants [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
BALANCE at Dec. 31, 2009	$ 1,523	$ 620	$ 0	$ 0	$ 2,143	$ 23,284	$ 1,352,165	$ 9,297,115	$ (7,986,620)	$ 2,688,087
BALANCE (in shares) at Dec. 31, 2009	152,213	62,039	0	0	214,252	2,328,426
Stock-based compensation	0	0	0	0	0	0	0	273,182	0	273,182
Stock option exercises	0	0	0	0	0	189	0	20,031	0	20,220
Stock option exercises (in shares)	0	0	0	0	0	18,897
Issuance of convertible preferred stock	0	267	0	0	267	0	0	328,107	0	328,374
Issuance of convertible preferred stock (in shares)	0	26,672	0	0	26,672	0
Issuance of common stock for services	0	0	0	0	0	170	0	25,800	0	25,970
Issuance of common stock for services (in shares)	0	0	0	0	0	17,000
Offering costs for issuance of preferred stock	0	0	0	0	0	0	0	(53,689)	0	(53,689)
Issuance of warrants	0	0	0	0	0	0	307,416	0	0	307,416
Stock warrant exercise	1,255	0	0	0	1,255	0	(410,671)	1,830,691	0	1,421,275
Stock warrant exercise (in shares)	125,658	0	0	0	125,658	0
Beneficial conversion of issued preferred stock	0	0	0	0	0	0	0	154,389	(154,389)	0
Conversion of preferred stock to common stock	(157)	0	0	0	(157)	1,573	0	(1,416)	0	0
Conversion of preferred stock to common stock (in shares)	(15,736)	0	0	0	(15,736)	157,360
Common stock paid-in-kind dividends earned	0	0	0	0	0	0	0	0	(118,020)	(118,020)
Series B dividend paid in cash	0	0	0	0	0	0	0	0	(7,212)	(7,212)
Issuance of common stock for dividends paid-in-kind	0	0	0	0	0	1,902	0	221,027	(170,760)	52,169
Issuance of common stock for dividends paid-in-kind (in shares)	0	0	0	0	0	190,067
Net loss	0	0	0	0	0	0	0	0	(3,128,262)	(3,128,262)
BALANCE at Dec. 31, 2010	2,621	887	0	0	3,508	27,118	1,248,909	12,095,237	(11,565,263)	1,809,509
BALANCE (in shares) at Dec. 31, 2010	262,135	88,711	0	0	350,846	2,711,750
Stock-based compensation	0	0	0	0	0	0	0	121,974	0	121,974
Stock option exercises	0	0	0	0	0	411	0	43,569	0	43,980
Stock option exercises (in shares)	0	0	0	0	0	41,103
Issuance of convertible preferred stock	0	0	881	8	889	0	0	1,076,359	0	1,077,247
Issuance of convertible preferred stock (in shares)	0	0	88,098	843	88,941	0
Issuance of common stock for services	0	0	0	0	0	200	0	16,800	0	17,000
Issuance of common stock for services (in shares)	0	0	0	0	0	20,000
Offering costs for issuance of preferred stock	0	0	0	0	0	0	0	(794,012)	0	(794,012)
Stock warrant exercise (in shares)						0
Issuance of warrants in connection short-term loans	0	0	0	0	0	0	249,348	0	0	249,348
Issuance of stock in lieu of cash for Board of Director fees	0	0	0	0	0	1,250	0	103,747	0	104,997
Issuance of stock in lieu of cash for Board of Director fees (in shares)	0	0	0	0	0	124,996
Warrant modifications	0	0	0	0	0	0	704,844	0	(704,844)	0
Beneficial conversion of issued preferred stock	0	0	0	0	0	0	0	1,006,574	(1,006,574)	0
Conversion of preferred stock to common stock	(2,621)	(887)	0	(1)	(3,509)	36,623	0	(33,114)	0	0
Conversion of preferred stock to common stock (in shares)	(262,135)	(88,711)	0	(100)	(350,946)	3,662,336
Common stock paid-in-kind dividends earned	0	0	0	0	0	0	0	0	(164,904)	(164,904)
Series B dividend paid in cash	0	0	0	0	0	0	0	0	(65,543)	(65,543)
Issuance of common stock for dividends paid-in-kind	0	0	0	0	0	1,638	0	186,741	0	188,379
Issuance of common stock for dividends paid-in-kind (in shares)	0	0	0	0	0	163,808
Net loss	0	0	0	0	0	0	0	0	(2,996,312)	(2,996,312)
BALANCE at Dec. 31, 2011	$ 0	$ 0	$ 881	$ 7	$ 888	$ 67,240	$ 2,203,101	$ 13,823,875	$ (16,503,440)	$ (408,336)
BALANCE (in shares) at Dec. 31, 2011	0	0	88,098	743	88,841	6,723,993